Segment Reporting - Capital Expenditures by Segment (Detail) - Operating Segments [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Total capital Expenditure	$ 1,770,764	$ 1,039,733
Teekay Offshore [Member] | Offshore Logistics [Member]
Segment Reporting Information [Line Items]
Total capital Expenditure	552,219	154,896
Teekay Offshore [Member] | Offshore Production [Member]
Segment Reporting Information [Line Items]
Total capital Expenditure	120,160	17,022
Teekay Offshore [Member] | Conventional Tankers [Member]
Segment Reporting Information [Line Items]
Total capital Expenditure	97	251
Teekay LNG [Member] | Conventional Tankers [Member]
Segment Reporting Information [Line Items]
Total capital Expenditure	327	586
Teekay LNG [Member] | Liquefied Gas Carriers [Member]
Segment Reporting Information [Line Items]
Total capital Expenditure	191,642	193,669
Teekay Tankers [Member] | Conventional Tankers [Member]
Segment Reporting Information [Line Items]
Total capital Expenditure	848,250	2,063
Teekay Parent [Member] | Offshore Production [Member]
Segment Reporting Information [Line Items]
Total capital Expenditure	57,778	671,277
Teekay Parent [Member] | Conventional Tankers [Member]
Segment Reporting Information [Line Items]
Total capital Expenditure	92	(44)
Teekay Parent [Member] | Other [Member]
Segment Reporting Information [Line Items]
Total capital Expenditure	$ 199	$ 13